UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23633
Capital Group Central Fund Series II
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Central Corporate Bond Fund
Class M
| CCBFX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/CCBF-M
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,071
Total number of portfolio holdings	775
Portfolio turnover rate	88%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-137-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Corporate Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2024
Lit. No. MFGEFP2-137-0125 © 2025 Capital Group. All rights reserved.

Investment portfolio November 30, 2024unaudited

Bonds, notes & other debt instruments 93.41%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 82.35%
Financials 21.24%
	American Express Co. 1.65% 11/4/2026	USD29,158	$27,588
	American Express Co. 2.55% 3/4/2027	4,360	4,174
	American Express Co. 4.05% 5/3/2029	10,617	10,444
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[1]	31,314	31,765
	American International Group, Inc. 5.125% 3/27/2033	14,360	14,506
	American International Group, Inc. 4.375% 6/30/2050	16,675	14,509
	Aon Corp. 5.35% 2/28/2033	8,516	8,718
	Aon Corp. 3.90% 2/28/2052	16,284	12,715
	Aon North America, Inc. 5.45% 3/1/2034	45,190	46,444
	Aon North America, Inc. 5.75% 3/1/2054	14,191	14,716
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,507
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[1]	17,597	16,101
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	41,245	35,206
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	6,000	5,078
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	43,664	37,092
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[1]	26,173	27,615
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	6,280	6,453
	Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[1]	410	278
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[1]	15,571	16,079
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[1]	11,485	11,634
	Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[1]	11,259	11,924
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[1]	55,130	56,254
	Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	23,369
	Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	12,200
	Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,759
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[1,2]	5,000	5,024
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	16,217	15,763
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	15,000	15,806
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	3,504	3,567
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	14,800	16,027
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	21,414	22,064
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[1]	23,275	23,047
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[1]	10,691	10,947
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	9,484	10,076
	Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[1]	34,672	35,739
	Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,455
	Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	78,524
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	357
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	11,432	11,378
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[1]	18,060	18,258
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[1]	9,498	9,355
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	39,729	35,126
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	21,021	18,174
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	6,678	5,689
	Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,584
	Corebridge Global Funding 4.90% 12/3/2029[2]	18,100	18,144
	Crédit Agricole SA 4.375% 3/17/2025[2]	6,115	6,096
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	5,370	5,103
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,000	1,824
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[1]	25,650	25,016
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	33,607
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,605
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	39,706	40,993
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[1]	8,266	8,199
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	3,733	3,139
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	15,978	13,638
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	9,820	8,440

1	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[1]	USD23,435	$24,573
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	16,235	16,401
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[1]	8,222	8,129
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	14,640
	Goldman Sachs Group, Inc. 5.561% 11/19/2045 (USD-SOFR + 1.58% on 11/19/2044)[1]	4,506	4,579
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	15,675	15,610
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[1]	1,994	2,125
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	41,629	37,667
	HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[1]	5,278	5,316
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	3,235	2,794
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	3,413	2,951
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	12,200	13,358
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,210	13,538
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,621	5,344
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	28,143	28,119
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,597
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	1,732	1,726
	JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	355	343
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	10,000	10,020
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[1]	27,015	27,820
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[1]	22,685	22,854
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[1]	37,560	37,237
	JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[1]	1,728	1,455
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	4,094	3,448
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	5,515	4,852
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	19,057	19,959
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[1]	43,432	43,975
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[1]	46,436	46,074
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	16,230	16,653
	JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	849	595
	Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	6,708	5,871
	Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,788
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	61,277	61,586
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,175
	Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,349
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	22,324	22,628
	Mastercard, Inc. 4.875% 5/9/2034	28,276	28,502
	Mastercard, Inc. 4.55% 1/15/2035	17,482	17,116
	MetLife, Inc. 5.375% 7/15/2033	17,216	17,926
	Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	3,632	3,555
	Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	6,669	6,735
	Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	778	713
	Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	25,721	21,436
	Morgan Stanley 3.875% 1/27/2026	7,796	7,729
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	7,547	7,214
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	4,714	4,766
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[1]	1,872	1,978
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[1]	18,586	19,148
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[1]	7,141	7,195
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	43,027	35,829
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	15,114	12,583
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[1]	5,820	6,430
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[1]	28,535	29,936
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[1]	39,329	39,916
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[1]	16,253	16,800
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	43,234	42,863
	Nasdaq, Inc. 6.10% 6/28/2063	2,508	2,673
	National Australia Bank, Ltd. 5.181% 6/11/2034[2]	58,233	59,837
	National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	707
	National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,417
	New York Life Global Funding 2.35% 7/14/2026[2]	4,760	4,604
	New York Life Global Funding 1.20% 8/7/2030[2]	13,997	11,653
	New York Life Global Funding 4.55% 1/28/2033[2]	5,051	4,953
	New York Life Insurance Co. 3.75% 5/15/2050[2]	1,209	933
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[2]	9,220	9,306

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Bank, National Association 4.775% 1/15/2027 (USD-SOFR + 0.504% on 1/15/2026)[1]	USD53,646	$53,682
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	12,214	12,521
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[1]	11,000	10,897
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	18,409	20,574
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[1]	3,308	3,367
	Prudential Financial, Inc. 3.878% 3/27/2028	325	319
	Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,650
	Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,692
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[1]	49,465	49,254
	Royal Bank of Canada 5.00% 2/1/2033	20,000	20,113
	State Street Bank and Trust Co. 4.594% 11/25/2026	35,835	35,945
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	9,388	9,557
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,816
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,433
	Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,208
	Travelers Companies, Inc. 4.00% 5/30/2047	3,885	3,254
	Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,323
	Travelers Companies, Inc. 2.55% 4/27/2050	859	541
	Travelers Companies, Inc. 5.45% 5/25/2053	4,404	4,565
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[1]	13,480	13,545
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[1]	11,634	12,054
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,860
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	749	718
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	8,730	8,947
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	3,405	2,865
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	9,670	8,585
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[1]	158	144
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	3,293	2,953
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	22,636	22,937
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[1]	7,602	7,799
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[1]	9,453	10,314
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	22,017	19,656
			2,351,582

Health care 17.08%
	AbbVie, Inc. 3.80% 3/15/2025	5,573	5,558
	AbbVie, Inc. 3.60% 5/14/2025	7,960	7,927
	AbbVie, Inc. 2.95% 11/21/2026	30,984	30,106
	AbbVie, Inc. 4.80% 3/15/2029	45,310	45,720
	AbbVie, Inc. 4.95% 3/15/2031	27,800	28,154
	AbbVie, Inc. 5.05% 3/15/2034	94,978	96,220
	AbbVie, Inc. 5.35% 3/15/2044	3,825	3,882
	AbbVie, Inc. 5.40% 3/15/2054	42,989	43,657
	AbbVie, Inc. 5.50% 3/15/2064	7,975	8,123
	Amgen, Inc. 2.20% 2/21/2027	4,014	3,815
	Amgen, Inc. 5.15% 3/2/2028	19,901	20,203
	Amgen, Inc. 3.00% 2/22/2029	3,843	3,605
	Amgen, Inc. 4.05% 8/18/2029	14,530	14,143
	Amgen, Inc. 2.45% 2/21/2030	6,250	5,593
	Amgen, Inc. 2.30% 2/25/2031	6,250	5,414
	Amgen, Inc. 2.00% 1/15/2032	12,963	10,724
	Amgen, Inc. 4.20% 3/1/2033	43,000	40,633
	Amgen, Inc. 5.25% 3/2/2033	38,376	39,012
	Amgen, Inc. 3.15% 2/21/2040	3,515	2,717
	Amgen, Inc. 5.60% 3/2/2043	11,710	11,893
	Amgen, Inc. 3.375% 2/21/2050	8,850	6,419
	Amgen, Inc. 4.20% 2/22/2052	2,715	2,231
	Amgen, Inc. 4.875% 3/1/2053	5,975	5,442

3	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.65% 3/2/2053	USD46,487	$47,452
	Amgen, Inc. 4.40% 2/22/2062	7,664	6,286
	Amgen, Inc. 5.75% 3/2/2063	18,450	18,798
	Astrazeneca Finance, LLC 4.875% 3/3/2028	1,205	1,221
	Astrazeneca Finance, LLC 1.75% 5/28/2028	25,133	22,927
	Astrazeneca Finance, LLC 4.85% 2/26/2029	20,170	20,425
	Astrazeneca Finance, LLC 4.90% 3/3/2030	10,521	10,686
	Astrazeneca Finance, LLC 4.90% 2/26/2031	19,530	19,822
	Astrazeneca Finance, LLC 2.25% 5/28/2031	877	762
	Astrazeneca Finance, LLC 4.875% 3/3/2033	9,437	9,540
	Astrazeneca Finance, LLC 5.00% 2/26/2034	12,500	12,642
	AstraZeneca PLC 3.375% 11/16/2025	2,125	2,102
	AstraZeneca PLC 0.70% 4/8/2026	33,069	31,487
	AstraZeneca PLC 4.00% 1/17/2029	19,681	19,341
	AstraZeneca PLC 1.375% 8/6/2030	19,388	16,345
	Baxter International, Inc. 2.272% 12/1/2028	3,975	3,606
	Baxter International, Inc. 2.539% 2/1/2032	32,129	27,397
	Baxter International, Inc. 3.132% 12/1/2051	8,051	5,312
	Becton, Dickinson and Co. 3.734% 12/15/2024	412	412
	Becton, Dickinson and Co. 5.081% 6/7/2029	36,405	36,958
	Becton, Dickinson and Co. 5.11% 2/8/2034	18,627	18,747
	Boston Scientific Corp. 1.90% 6/1/2025	11,711	11,542
	Bristol-Myers Squibb Co. 3.875% 8/15/2025	619	615
	Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,546	5,446
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	11,340	11,505
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	55,329	56,661
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	3,400	3,506
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	9,143	5,632
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	9,511	7,379
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	20,119	22,583
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	50,472	52,233
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,890	4,426
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,475	4,580
	Cencora, Inc. 2.70% 3/15/2031	14,476	12,741
	Centene Corp. 4.25% 12/15/2027	9,190	8,894
	Centene Corp. 2.45% 7/15/2028	53,045	48,002
	Centene Corp. 4.625% 12/15/2029	19,560	18,766
	Centene Corp. 3.375% 2/15/2030	2,687	2,422
	Centene Corp. 3.00% 10/15/2030	22,250	19,418
	Centene Corp. 2.50% 3/1/2031	23,930	20,107
	Centene Corp. 2.625% 8/1/2031	13,005	10,880
	Cigna Group (The) 5.25% 2/15/2034	16,720	16,888
	CVS Health Corp. 1.30% 8/21/2027	10,000	9,110
	CVS Health Corp. 3.25% 8/15/2029	4,775	4,418
	CVS Health Corp. 1.75% 8/21/2030	7,924	6,602
	CVS Health Corp. 1.875% 2/28/2031	9,225	7,588
	CVS Health Corp. 5.25% 2/21/2033	32,070	31,838
	CVS Health Corp. 5.625% 2/21/2053	8,540	8,167
	CVS Health Corp. 5.875% 6/1/2053	1,955	1,928
	CVS Health Corp. 6.00% 6/1/2063	8,095	7,996
	Elevance Health, Inc. 5.20% 2/15/2035	39,919	40,145
	Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,629
	Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,540
	Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,770
	Elevance Health, Inc. 5.85% 11/1/2064	8,521	8,781
	Eli Lilly and Co. 4.50% 2/9/2027	37,167	37,329
	Eli Lilly and Co. 3.375% 3/15/2029	3,686	3,544
	Eli Lilly and Co. 4.60% 8/14/2034	12,985	12,810
	EMD Finance, LLC 3.25% 3/19/2025[2]	18,845	18,754
	Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	36,448
	Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,231
	Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	39,177
	HCA, Inc. 4.125% 6/15/2029	2,250	2,173
	HCA, Inc. 2.375% 7/15/2031	8,178	6,907
	HCA, Inc. 3.625% 3/15/2032	6,778	6,114
	HCA, Inc. 4.625% 3/15/2052	10,329	8,580
	Humana, Inc. 5.375% 4/15/2031	7,381	7,460

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Humana, Inc. 5.75% 4/15/2054	USD6,999	$6,963
	Johnson & Johnson 4.90% 6/1/2031	17,930	18,357
	Johnson & Johnson 4.95% 6/1/2034	20,170	20,726
	Johnson & Johnson 2.25% 9/1/2050	1,450	898
	Johnson & Johnson 5.25% 6/1/2054	3,620	3,759
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	21,948	21,334
	Merck & Co., Inc. 1.70% 6/10/2027	20,527	19,279
	Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,762
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	11,091	11,069
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	20,000	19,797
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	77,168	76,340
	Pfizer, Inc. 3.45% 3/15/2029	8,700	8,365
	Pfizer, Inc. 1.70% 5/28/2030	17,700	15,257
	Roche Holdings, Inc. 2.076% 12/13/2031[2]	42,002	35,576
	Roche Holdings, Inc. 5.593% 11/13/2033[2]	17,864	18,939
	Roche Holdings, Inc. 4.592% 9/9/2034[2]	2,946	2,899
	Roche Holdings, Inc. 5.218% 3/8/2054[2]	13,295	13,457
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	296	289
	Solventum Corp. 5.60% 3/23/2034[2]	17,625	17,901
	UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	12,091
	UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,447
	UnitedHealth Group, Inc. 2.875% 8/15/2029	285	265
	UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,043
	UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,829
	UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,751
	UnitedHealth Group, Inc. 5.15% 7/15/2034	24,733	25,181
	UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,227
	UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,698
	UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,141
	UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,480
	UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	18,605
	UnitedHealth Group, Inc. 5.625% 7/15/2054	11,330	11,763
	UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,395
	UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,717
	Viatris, Inc. 4.00% 6/22/2050	11,416	8,191
			1,890,515

Utilities 14.33%
	AEP Texas, Inc. 3.45% 5/15/2051	5,193	3,662
	AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,815
	AEP Transmission Co., LLC 2.75% 8/15/2051	4,095	2,626
	Alabama Power Co. 5.85% 11/15/2033	4,100	4,366
	Ameren Corp. 1.75% 3/15/2028	7,540	6,876
	American Electric Power Co., Inc. 1.00% 11/1/2025	614	593
	American Transmission Systems, Inc. 2.65% 1/15/2032[2]	20,450	17,700
	Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,887
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	13,475	13,591
	CenterPoint Energy, Inc. 2.65% 6/1/2031	9,943	8,711
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[2]	7,637	7,300
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[2]	26,564	26,035
	CMS Energy Corp. 3.00% 5/15/2026	10,303	10,045
	Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,815
	Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,380
	Commonwealth Edison Co. 2.75% 9/1/2051	375	238
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	14,377	12,261
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,175	2,188
	Consumers Energy Co. 3.80% 11/15/2028	13,103	12,758
	Consumers Energy Co. 4.90% 2/15/2029	6,522	6,603
	Consumers Energy Co. 4.60% 5/30/2029	6,800	6,826
	Consumers Energy Co. 4.70% 1/15/2030	2,708	2,724
	Consumers Energy Co. 3.60% 8/15/2032	8,530	7,934
	Consumers Energy Co. 4.625% 5/15/2033	24,501	24,251
	Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,198
	Duke Energy Carolinas, LLC 2.45% 8/15/2029	13,675	12,444
	Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,960
	Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	605
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	12,603

5	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Duke Energy Corp. 3.50% 6/15/2051	USD3,620	$2,596
	Duke Energy Corp. 5.00% 8/15/2052	4,223	3,882
	Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	10,139
	Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,327
	Duke Energy Florida, LLC 5.875% 11/15/2033	8	9
	Duke Energy Florida, LLC 5.95% 11/15/2052	3,664	3,948
	Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,589
	Duke Energy Progress, LLC 2.50% 8/15/2050	2,109	1,305
	Duke Energy Progress, LLC 2.90% 8/15/2051	8,825	5,817
	Edison International 4.95% 4/15/2025	2,225	2,223
	Edison International 4.125% 3/15/2028	18,406	18,027
	Edison International 6.95% 11/15/2029	1,890	2,048
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	25,675	29,000
	Emera US Finance, LP 2.639% 6/15/2031	6,743	5,809
	Entergy Corp. 2.80% 6/15/2030	437	395
	Entergy Corp. 2.40% 6/15/2031	31,875	27,401
	Entergy Corp. 3.75% 6/15/2050	1,675	1,266
	Entergy Louisiana, LLC 2.40% 10/1/2026	1,444	1,391
	Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,765
	Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,680
	Entergy Louisiana, LLC 5.35% 3/15/2034	15,629	16,092
	Entergy Louisiana, LLC 2.90% 3/15/2051	1,595	1,042
	Entergy Texas, Inc. 1.75% 3/15/2031	3,916	3,290
	Eversource Energy 3.15% 1/15/2025	3,265	3,258
	Eversource Energy 5.50% 1/1/2034	15,000	15,259
	FirstEnergy Corp. 2.65% 3/1/2030	21,021	18,834
	FirstEnergy Corp. 2.25% 9/1/2030	9,525	8,236
	FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[2]	3,000	2,865
	FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]	1,574	1,573
	Florida Power & Light Co. 2.45% 2/3/2032	2,136	1,841
	Florida Power & Light Co. 5.10% 4/1/2033	17,325	17,638
	Florida Power & Light Co. 4.80% 5/15/2033	10,099	10,091
	Florida Power & Light Co. 5.30% 6/15/2034	36,497	37,712
	Florida Power & Light Co. 2.875% 12/4/2051	36,896	24,722
	Florida Power & Light Co. 5.30% 4/1/2053	5,088	5,176
	Florida Power & Light Co. 5.60% 6/15/2054	3,500	3,694
	Georgia Power Co. 4.95% 5/17/2033	18,515	18,621
	Georgia Power Co. 5.25% 3/15/2034	14,187	14,536
	Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	2,872	2,852
	Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	29,125	25,257
	MidAmerican Energy Co. 3.65% 4/15/2029	2,853	2,747
	MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,169
	MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,575
	NiSource, Inc. 5.40% 6/30/2033	5,000	5,110
	Northern States Power Co. 2.25% 4/1/2031	7,934	6,876
	Northern States Power Co. 2.90% 3/1/2050	3,468	2,357
	Northern States Power Co. 2.60% 6/1/2051	14,643	9,330
	Northern States Power Co. 4.50% 6/1/2052	2,790	2,492
	Northern States Power Co. 5.10% 5/15/2053	8,644	8,480
	Northern States Power Co. 5.40% 3/15/2054	25,532	26,231
	Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	9,395	9,091
	Pacific Gas and Electric Co. 3.15% 1/1/2026	16,359	16,060
	Pacific Gas and Electric Co. 2.95% 3/1/2026	850	830
	Pacific Gas and Electric Co. 2.10% 8/1/2027	49,718	46,412
	Pacific Gas and Electric Co. 3.30% 12/1/2027	343	328
	Pacific Gas and Electric Co. 3.00% 6/15/2028	8,542	8,040
	Pacific Gas and Electric Co. 4.65% 8/1/2028	4,646	4,615
	Pacific Gas and Electric Co. 4.55% 7/1/2030	11,450	11,204
	Pacific Gas and Electric Co. 2.50% 2/1/2031	110,315	95,595
	Pacific Gas and Electric Co. 3.25% 6/1/2031	5,023	4,530
	Pacific Gas and Electric Co. 4.40% 3/1/2032	4,067	3,872
	Pacific Gas and Electric Co. 5.90% 6/15/2032	5,377	5,622
	Pacific Gas and Electric Co. 6.15% 1/15/2033	21,964	23,204
	Pacific Gas and Electric Co. 6.40% 6/15/2033	18,063	19,383
	Pacific Gas and Electric Co. 5.80% 5/15/2034	5,171	5,379
	Pacific Gas and Electric Co. 3.30% 8/1/2040	38,164	29,321

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 4.95% 7/1/2050	USD22,109	$19,838
	Pacific Gas and Electric Co. 3.50% 8/1/2050	12,958	9,334
	PacifiCorp 2.70% 9/15/2030	8,914	7,938
	PacifiCorp 5.30% 2/15/2031	16,404	16,826
	PacifiCorp 5.45% 2/15/2034	24,592	25,134
	PacifiCorp 3.30% 3/15/2051	19,311	13,333
	PacifiCorp 2.90% 6/15/2052	28,619	18,147
	PacifiCorp 5.35% 12/1/2053	8,973	8,707
	PacifiCorp 5.50% 5/15/2054	42,285	41,752
	PacifiCorp 5.80% 1/15/2055	29,228	30,048
	PECO Energy Co. 5.25% 9/15/2054	14,355	14,366
	Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,565
	Public Service Company of Colorado 1.90% 1/15/2031	4,843	4,140
	Public Service Company of Colorado 1.875% 6/15/2031	4,810	4,049
	Public Service Company of Colorado 5.35% 5/15/2034	4,825	4,955
	Public Service Company of Colorado 3.20% 3/1/2050	6,298	4,428
	Public Service Company of Colorado 2.70% 1/15/2051	13,385	8,514
	Public Service Company of Colorado 5.25% 4/1/2053	15,025	14,769
	Public Service Company of Colorado 5.75% 5/15/2054	3,220	3,409
	Public Service Electric and Gas Co. 0.95% 3/15/2026	7,585	7,254
	Public Service Electric and Gas Co. 3.65% 9/1/2028	2,115	2,053
	Public Service Electric and Gas Co. 2.45% 1/15/2030	5,299	4,787
	Public Service Electric and Gas Co. 1.90% 8/15/2031	2,315	1,944
	Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,487
	Public Service Electric and Gas Co. 5.30% 8/1/2054	10,000	10,170
	Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,443
	San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,654
	Southern California Edison Co. 1.20% 2/1/2026	166	160
	Southern California Edison Co. 3.65% 3/1/2028	16,797	16,320
	Southern California Edison Co. 5.30% 3/1/2028	6,197	6,323
	Southern California Edison Co. 5.65% 10/1/2028	23,158	23,954
	Southern California Edison Co. 4.20% 3/1/2029	10,270	10,070
	Southern California Edison Co. 2.85% 8/1/2029	47,555	43,897
	Southern California Edison Co. 2.25% 6/1/2030	7,466	6,583
	Southern California Edison Co. 2.50% 6/1/2031	12,000	10,483
	Southern California Edison Co. 5.45% 6/1/2031	16,586	17,138
	Southern California Edison Co. 2.75% 2/1/2032	6,477	5,670
	Southern California Edison Co. 5.20% 6/1/2034	6,159	6,238
	Southern California Edison Co. 5.75% 4/1/2035	8,218	8,615
	Southern California Edison Co. 3.60% 2/1/2045	4,425	3,431
	Southern California Edison Co. 3.65% 2/1/2050	4,943	3,756
	Southern California Edison Co. 2.95% 2/1/2051	7,357	4,901
	Southern California Edison Co. 3.65% 6/1/2051	800	604
	Southern California Edison Co. 5.75% 4/15/2054	5,500	5,731
	Southwestern Electric Power Co. 3.25% 11/1/2051	15,875	10,754
	Union Electric Co. 2.625% 3/15/2051	3,600	2,267
	Union Electric Co. 5.125% 3/15/2055	10,151	9,861
	Virginia Electric & Power 2.40% 3/30/2032	2,100	1,798
	WEC Energy Group, Inc. 5.15% 10/1/2027	3,243	3,296
	Wisconsin Electric Power Co. 4.60% 10/1/2034	5,975	5,868
	Wisconsin Electric Power Co. 5.05% 10/1/2054	2,975	2,880
	Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,921
	Wisconsin Power and Light Co. 3.65% 4/1/2050	800	606
	Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	5,056
	Xcel Energy, Inc. 2.60% 12/1/2029	36,723	33,145
	Xcel Energy, Inc. 3.40% 6/1/2030	5,115	4,754
	Xcel Energy, Inc. 2.35% 11/15/2031	34,852	29,461
	Xcel Energy, Inc. 4.60% 6/1/2032	3,368	3,277
	Xcel Energy, Inc. 5.45% 8/15/2033	18,842	19,181
	Xcel Energy, Inc. 5.50% 3/15/2034	6,888	7,039
	Xcel Energy, Inc. 3.50% 12/1/2049	6,013	4,360
			1,586,496

7	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 6.51%
	BAE Systems PLC 5.30% 3/26/2034[2]	USD46,170	$47,160
	BAE Systems PLC 5.50% 3/26/2054[2]	2,623	2,703
	Boeing Co. (The) 2.75% 2/1/2026	39,990	38,911
	Boeing Co. (The) 2.196% 2/4/2026	25,000	24,166
	Boeing Co. (The) 3.10% 5/1/2026	7,750	7,527
	Boeing Co. (The) 3.25% 2/1/2028	30,764	29,089
	Boeing Co. (The) 5.15% 5/1/2030	18,913	18,839
	Boeing Co. (The) 3.625% 2/1/2031	4,658	4,250
	Boeing Co. (The) 6.388% 5/1/2031[2]	31,431	33,121
	Boeing Co. (The) 6.528% 5/1/2034[2]	4,408	4,689
	Boeing Co. (The) 3.90% 5/1/2049	8,164	5,852
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	4,717	3,267
	Canadian National Railway Co. 4.375% 9/18/2034	18,624	17,970
	Canadian National Railway Co. 6.125% 11/1/2053	4,393	5,019
	Canadian Pacific Railway Co. 3.10% 12/2/2051	22,087	15,293
	Carrier Global Corp. 5.90% 3/15/2034	6,617	7,005
	Carrier Global Corp. 6.20% 3/15/2054	1,320	1,477
	CSX Corp. 3.80% 3/1/2028	28,360	27,765
	CSX Corp. 4.25% 3/15/2029	12,943	12,820
	CSX Corp. 2.40% 2/15/2030	5,892	5,286
	CSX Corp. 4.10% 11/15/2032	10,489	10,044
	CSX Corp. 5.20% 11/15/2033	7,415	7,626
	CSX Corp. 4.30% 3/1/2048	14,250	12,328
	CSX Corp. 4.50% 3/15/2049	6,729	6,003
	CSX Corp. 2.50% 5/15/2051	12,071	7,401
	Emerson Electric Co. 1.80% 10/15/2027	14,050	13,092
	Emerson Electric Co. 1.95% 10/15/2030	5,950	5,159
	Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,692
	Honeywell International, Inc. 4.75% 2/1/2032	18,051	18,089
	Honeywell International, Inc. 5.25% 3/1/2054	4,029	4,012
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	7,967	8,167
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	8,159
	Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,724
	Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,465
	Lockheed Martin Corp. 4.50% 2/15/2029	28,451	28,437
	Lockheed Martin Corp. 5.25% 1/15/2033	5,382	5,558
	Lockheed Martin Corp. 4.75% 2/15/2034	162	161
	Lockheed Martin Corp. 5.70% 11/15/2054	4,159	4,453
	Lockheed Martin Corp. 5.20% 2/15/2055	5,289	5,285
	Lockheed Martin Corp. 5.90% 11/15/2063	1,016	1,116
	Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,167
	Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,610
	Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,611
	Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,773
	Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,823
	Northrop Grumman Corp. 4.70% 3/15/2033	31,860	31,503
	Northrop Grumman Corp. 4.90% 6/1/2034	11,160	11,153
	Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,737
	RTX Corp. 4.125% 11/16/2028	4,205	4,132
	RTX Corp. 1.90% 9/1/2031	8,014	6,679
	RTX Corp. 6.10% 3/15/2034	11,414	12,284
	RTX Corp. 2.82% 9/1/2051	6,000	3,855
	RTX Corp. 3.03% 3/15/2052	5,000	3,336
	RTX Corp. 6.40% 3/15/2054	13,866	15,839
	Union Pacific Corp. 3.75% 7/15/2025	388	386
	Union Pacific Corp. 2.40% 2/5/2030	3,000	2,699
	Union Pacific Corp. 2.80% 2/14/2032	31,546	28,042
	Union Pacific Corp. 2.891% 4/6/2036	49,415	41,167
	Union Pacific Corp. 3.375% 2/14/2042	4,360	3,480
	Union Pacific Corp. 4.30% 3/1/2049	2,800	2,446
	Union Pacific Corp. 3.25% 2/5/2050	424	306
	Union Pacific Corp. 3.50% 2/14/2053	6,170	4,613
	Union Pacific Corp. 3.839% 3/20/2060	3,297	2,517
	Union Pacific Corp. 3.75% 2/5/2070	2,443	1,766
	Waste Management, Inc. 1.50% 3/15/2031	3,889	3,229
	Waste Management, Inc. 4.95% 3/15/2035	15,303	15,336
			720,669

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 5.72%
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	USD25,627	$25,889
	Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,138
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	6,511	6,632
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	7,500	6,962
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,611
	BAT Capital Corp. 3.215% 9/6/2026	11,050	10,764
	BAT Capital Corp. 4.70% 4/2/2027	6,420	6,415
	BAT Capital Corp. 3.557% 8/15/2027	47,755	46,377
	BAT Capital Corp. 3.462% 9/6/2029	2,000	1,885
	BAT Capital Corp. 4.906% 4/2/2030	2,500	2,497
	BAT Capital Corp. 6.421% 8/2/2033	15,511	16,737
	BAT Capital Corp. 6.00% 2/20/2034	6,964	7,312
	BAT Capital Corp. 4.54% 8/15/2047	111	92
	BAT Capital Corp. 4.758% 9/6/2049	2,283	1,944
	BAT Capital Corp. 5.65% 3/16/2052	3,687	3,543
	BAT International Finance PLC 3.95% 6/15/2025[2]	8,250	8,207
	Campbell’s Co. (The) 5.40% 3/21/2034	8,339	8,493
	Campbell’s Co. (The) 4.75% 3/23/2035	34,197	33,069
	Coca-Cola Co. 5.00% 5/13/2034	24,502	25,096
	Coca-Cola Co. 4.65% 8/14/2034	3,321	3,313
	Coca-Cola Co. 5.30% 5/13/2054	8,888	9,070
	Coca-Cola Co. 5.20% 1/14/2055	25,449	25,574
	Coca-Cola Co. 5.40% 5/13/2064	14,795	15,088
	Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,777
	Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,721
	Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,791
	Constellation Brands, Inc. 2.25% 8/1/2031	24,098	20,422
	Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,603
	Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,983
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,192
	Keurig Dr Pepper, Inc. 3.80% 5/1/2050	2,434	1,891
	Kroger Co. 5.00% 9/15/2034	12,584	12,514
	Philip Morris International, Inc. 1.50% 5/1/2025	1,004	991
	Philip Morris International, Inc. 3.375% 8/11/2025	27,395	27,160
	Philip Morris International, Inc. 4.875% 2/13/2026	25,000	25,092
	Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,241
	Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,152
	Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,303
	Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,494
	Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,871
	Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,085
	Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,620
	Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,179
	Philip Morris International, Inc. 4.90% 11/1/2034	20,281	20,029
	Procter & Gamble Co. 4.35% 1/29/2029	25,858	25,994
	Procter & Gamble Co. 4.15% 10/24/2029	26,929	26,880
	Reynolds American, Inc. 4.45% 6/12/2025	20,220	20,184
	Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,599
	Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,894
	Target Corp. 4.50% 9/15/2034	25,687	24,980
	Walmart, Inc. 4.50% 4/15/2053	13,134	12,128
			633,478

Communication services 4.17%
	AT&T, Inc. 2.30% 6/1/2027	1,221	1,155
	AT&T, Inc. 4.35% 3/1/2029	17,514	17,333
	AT&T, Inc. 4.30% 2/15/2030	21,111	20,698
	AT&T, Inc. 2.25% 2/1/2032	12,533	10,563
	AT&T, Inc. 2.55% 12/1/2033	5,369	4,426
	AT&T, Inc. 3.50% 9/15/2053	51,611	36,919
	Charter Communications Operating, LLC 4.908% 7/23/2025	1,729	1,728
	Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,345
	Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,836
	Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	4,173
	Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,319
	Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	29,403
	Charter Communications Operating, LLC 3.90% 6/1/2052	5,600	3,814

9	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Charter Communications Operating, LLC 5.25% 4/1/2053	USD42,478	$35,999
	Comcast Corp. 4.80% 5/15/2033	8,998	8,950
	Comcast Corp. 5.30% 6/1/2034	42,445	43,564
	Comcast Corp. 2.887% 11/1/2051	3,682	2,382
	Comcast Corp. 5.65% 6/1/2054	36,973	38,059
	Meta Platforms, Inc. 4.75% 8/15/2034	16,250	16,252
	Meta Platforms, Inc. 5.40% 8/15/2054	11,780	12,037
	Netflix, Inc. 5.375% 11/15/2029[2]	5,903	6,078
	Netflix, Inc. 4.90% 8/15/2034	7,752	7,804
	Netflix, Inc. 5.40% 8/15/2054	5,002	5,120
	T-Mobile USA, Inc. 3.50% 4/15/2025	6,142	6,110
	T-Mobile USA, Inc. 1.50% 2/15/2026	5,250	5,053
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,017
	T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,183
	T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,697
	T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,691
	T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,697
	T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	16,665
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,290	2,289
	Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,643
	Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,576
	Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,492
	Verizon Communications, Inc. 2.355% 3/15/2032	455	384
	Verizon Communications, Inc. 4.78% 2/15/2035[2]	16,723	16,312
	Verizon Communications, Inc. 2.65% 11/20/2040	31,866	22,740
	Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,665
	Verizon Communications, Inc. 2.875% 11/20/2050	2,503	1,631
	Verizon Communications, Inc. 3.875% 3/1/2052	784	615
	Verizon Communications, Inc. 5.50% 2/23/2054	609	616
	Verizon Communications, Inc. 2.987% 10/30/2056	12,009	7,606
	Vodafone Group PLC 4.125% 5/30/2025	2,500	2,493
	Vodafone Group PLC 4.25% 9/17/2050	1,900	1,536
			461,668

Information technology 3.58%
	Accenture Capital, Inc. 4.25% 10/4/2031	16,922	16,558
	Accenture Capital, Inc. 4.50% 10/4/2034	47,592	46,295
	Amphenol Corp. 5.00% 1/15/2035	18,075	18,072
	Amphenol Corp. 5.375% 11/15/2054	850	856
	Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,342
	Analog Devices, Inc. 5.05% 4/1/2034	17,317	17,616
	Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,113
	Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,242
	Analog Devices, Inc. 5.30% 4/1/2054	17,096	17,247
	Broadcom, Inc. 4.75% 4/15/2029	3,562	3,564
	Broadcom, Inc. 5.05% 7/12/2029	20,280	20,513
	Broadcom, Inc. 4.15% 11/15/2030	1,789	1,730
	Broadcom, Inc. 5.15% 11/15/2031	6,116	6,214
	Broadcom, Inc. 3.469% 4/15/2034[2]	44,692	39,435
	Broadcom, Inc. 4.80% 10/15/2034	2,079	2,034
	Broadcom, Inc. 4.926% 5/15/2037[2]	20,881	20,273
	Cisco Systems, Inc. 5.05% 2/26/2034	75,498	77,011
	Cisco Systems, Inc. 5.30% 2/26/2054	9,701	9,952
	Cisco Systems, Inc. 5.35% 2/26/2064	4,021	4,097
	Microchip Technology, Inc. 5.05% 3/15/2029	38,775	38,992
	ServiceNow, Inc. 1.40% 9/1/2030	23,104	19,434
	Texas Instruments, Inc. 4.60% 2/8/2029	5,952	5,997
	Texas Instruments, Inc. 4.85% 2/8/2034	7,450	7,533
	Texas Instruments, Inc. 5.15% 2/8/2054	9,618	9,554
			396,674

Energy 3.37%
	BP Capital Markets America, Inc. 4.893% 9/11/2033	30,915	30,672
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	11,167
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,314
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,427
	Chevron Corp. 1.554% 5/11/2025	1,950	1,924

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Chevron Corp. 2.236% 5/11/2030	USD11,086	$9,853
	Chevron Corp. 3.078% 5/11/2050	2,914	2,064
	Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,764
	Chevron USA, Inc. 1.018% 8/12/2027	6,577	6,035
	Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,847
	Chevron USA, Inc. 2.343% 8/12/2050	1,497	902
	ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,036
	ConocoPhillips Co. 3.80% 3/15/2052	8,143	6,290
	ConocoPhillips Co. 5.30% 5/15/2053	5,564	5,472
	ConocoPhillips Co. 5.55% 3/15/2054	2,170	2,202
	ConocoPhillips Co. 5.50% 1/15/2055	19,044	19,194
	Diamondback Energy, Inc. 5.40% 4/18/2034	5,107	5,160
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,142	1,139
	Eni SpA 5.50% 5/15/2034[2]	11,190	11,369
	Eni SpA 5.95% 5/15/2054[2]	11,151	11,341
	Enterprise Products Operating, LLC 4.95% 2/15/2035	7,791	7,749
	EOG Resources, Inc. 5.65% 12/1/2054	27,542	28,365
	Equinor ASA 3.70% 4/6/2050	3,550	2,808
	Exxon Mobil Corp. 2.992% 3/19/2025	1,142	1,137
	Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,669
	Exxon Mobil Corp. 3.452% 4/15/2051	21,062	15,748
	Petroleos Mexicanos 4.25% 1/15/2025	3,400	3,384
	Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,216
	Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,325
	Petroleos Mexicanos 6.50% 3/13/2027	11,700	11,422
	Saudi Arabian Oil Co. 5.75% 7/17/2054[2]	12,565	12,292
	Shell Finance US, Inc. 2.75% 4/6/2030	25,000	22,894
	Shell Finance US, Inc. 3.25% 4/6/2050	17,000	12,240
	Shell International Finance BV 3.875% 11/13/2028	1,849	1,817
	Shell International Finance BV 3.00% 11/26/2051	2,085	1,410
	South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[2]	19,793	19,797
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[2]	10,920	11,070
	TotalEnergies Capital International SA 2.986% 6/29/2041	2,066	1,559
	TotalEnergies Capital International SA 3.127% 5/29/2050	12,809	8,948
	TotalEnergies Capital SA 4.724% 9/10/2034	11,144	11,006
	TotalEnergies Capital SA 5.488% 4/5/2054	4,190	4,232
	TotalEnergies Capital SA 5.275% 9/10/2054	22,640	22,144
			373,404

Consumer discretionary 3.26%
	Amazon.com, Inc. 3.80% 12/5/2024	10,000	9,999
	Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,434
	Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,526
	American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,494
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	6,155	6,179
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	3,467	3,507
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[2]	12,783	13,028
	Ford Motor Co. 3.25% 2/12/2032	6,305	5,381
	Ford Motor Co. 6.10% 8/19/2032	3,695	3,772
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	236
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,416
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,096
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	196
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,420
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	831
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	212
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,630
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	186
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,595
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,713
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	733
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,030
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	3,998
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,833
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	504
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	6,454	6,944

11	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	USD12,358	$12,469
	General Motors Financial Co., Inc. 5.45% 9/6/2034	7,575	7,578
	Home Depot, Inc. 2.50% 4/15/2027	3,400	3,262
	Home Depot, Inc. 2.95% 6/15/2029	5,000	4,684
	Home Depot, Inc. 1.375% 3/15/2031	3,028	2,494
	Home Depot, Inc. 4.85% 6/25/2031	26,260	26,575
	Home Depot, Inc. 4.95% 6/25/2034	36,270	36,643
	Home Depot, Inc. 3.125% 12/15/2049	1,102	781
	Home Depot, Inc. 5.30% 6/25/2054	49,668	50,217
	Hyundai Capital America 1.65% 9/17/2026[2]	17,825	16,854
	Hyundai Capital America 2.375% 10/15/2027[2]	1,745	1,633
	Hyundai Capital America 4.55% 9/26/2029[2]	16,992	16,698
	Marriott International, Inc. 5.35% 3/15/2035	16,380	16,522
	McDonald’s Corp. 5.00% 5/17/2029	3,400	3,460
	McDonald’s Corp. 3.60% 7/1/2030	5,888	5,590
	McDonald’s Corp. 5.20% 5/17/2034	7,351	7,596
	McDonald’s Corp. 4.60% 5/26/2045	1,962	1,772
	McDonald’s Corp. 4.45% 3/1/2047	5,665	4,983
	McDonald’s Corp. 3.625% 9/1/2049	4,467	3,396
	McDonald’s Corp. 5.15% 9/9/2052	10,121	9,803
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[2]	5,000	5,419
	Starbucks Corp. 4.85% 2/8/2027	18,627	18,787
			361,301

Real estate 2.39%
	Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,393
	Boston Properties, LP 2.55% 4/1/2032	1,489	1,226
	Boston Properties, LP 2.45% 10/1/2033	2,723	2,141
	Boston Properties, LP 6.50% 1/15/2034	5,579	5,968
	Boston Properties, LP 5.75% 1/15/2035	50,549	50,740
	COPT Defense Properties, LP 2.25% 3/15/2026	4,255	4,111
	Crown Castle, Inc. 5.00% 1/11/2028	11,077	11,153
	Crown Castle, Inc. 2.50% 7/15/2031	5,874	5,040
	Crown Castle, Inc. 5.80% 3/1/2034	11,218	11,662
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	49,388	50,621
	Equinix, Inc. 3.20% 11/18/2029	9,053	8,416
	Equinix, Inc. 2.15% 7/15/2030	7,728	6,733
	ERP Operating, LP 4.65% 9/15/2034	9,449	9,188
	Kilroy Realty, LP 6.25% 1/15/2036	11,555	11,776
	Prologis, LP 4.75% 6/15/2033	5,665	5,621
	Prologis, LP 5.125% 1/15/2034	15,137	15,317
	Prologis, LP 5.00% 3/15/2034	8,500	8,523
	Prologis, LP 5.00% 1/31/2035	8,000	8,003
	Prologis, LP 5.25% 6/15/2053	9,031	8,913
	Prologis, LP 5.25% 3/15/2054	1,855	1,839
	Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,436
	VICI Properties, LP 4.95% 2/15/2030	13,400	13,259
	VICI Properties, LP 5.125% 5/15/2032	20,803	20,571
			264,650

Materials 0.70%
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	11,814	12,154
	Dow Chemical Co. (The) 5.15% 2/15/2034	13,901	13,960
	Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	19,306
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,367
	Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	11,892
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	628	436
	Linde, Inc. 2.00% 8/10/2050	1,390	780
	Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,818
	OCI NV 6.70% 3/16/2033[2]	5,726	5,779
	Sherwin-Williams Co. 2.20% 3/15/2032	8,365	7,053
	Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,292
			76,837
	Total corporate bonds, notes & loans		9,117,274

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 9.93%
U.S. Treasury 9.93%
	U.S. Treasury 4.125% 10/31/2026	USD42,500	$42,442
	U.S. Treasury 3.75% 8/15/2027[3]	10,941	10,836
	U.S. Treasury 3.375% 9/15/2027	1,213	1,189
	U.S. Treasury 4.125% 11/15/2027	64,682	64,710
	U.S. Treasury 4.00% 7/31/2029[3]	3,336	3,322
	U.S. Treasury 4.125% 10/31/2029[3]	279,669	280,139
	U.S. Treasury 4.375% 5/15/2034	1	1
	U.S. Treasury 4.25% 11/15/2034[3]	430,608	432,594
	U.S. Treasury 4.125% 8/15/2044	147,323	140,268
	U.S. Treasury 4.625% 11/15/2044	3,829	3,909
	U.S. Treasury 4.25% 8/15/2054[3]	122,915	120,255
			1,099,665
Asset-backed obligations 0.94%
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,4]	10,114	9,123
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,4]	9,269	9,017
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,4]	701	630
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,4]	6,625	6,247
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,4]	85,198	78,622
			103,639
Bonds & notes of governments & government agencies outside the U.S. 0.14%
	Abu Dhabi (Emirate of) 5.50% 4/30/2054[2]	6,505	6,667
	Panama (Republic of) 6.875% 1/31/2036	4,792	4,779
	Panama (Republic of) 8.00% 3/1/2038	4,154	4,408
			15,854
Municipals 0.05%
Ohio 0.05%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,730	5,155
	Total bonds, notes & other debt instruments (cost: $10,518,050,000)		10,341,587
Short-term securities 6.63%		Shares
Money market investments 6.63%
	Capital Group Central Cash Fund 4.65%[5,6]	7,341,725	734,246
	Total short-term securities (cost: $734,226,000)		734,246
	Total investment securities 100.04% (cost: $11,252,276,000)		11,075,833
	Other assets less liabilities (0.04%)		(4,375)
	Net assets 100.00%		$11,071,458
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
U.S. Treasury Contracts	Long	9,119	3/31/2025	USD1,089,721	$22,810
U.S. Treasury Contracts	Short	202	3/31/2025	(22,460)	(112)
U.S. Treasury Contracts	Long	3,913	4/3/2025	806,506	1,477
U.S. Treasury Contracts	Long	3,337	4/3/2025	359,066	2,016
10 Year Ultra U.S. Treasury Note Futures	Short	14,462	3/31/2025	(1,660,192)	(26,580)
30 Year Ultra U.S. Treasury Bond Futures	Short	597	3/31/2025	(75,931)	(2,079)
					$(2,468)

13	Capital Group Central Corporate Bond Fund

Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD333,130	$(7,945)	$(7,499)	$(446)
Investments in affiliates6

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 6.63%
Money market investments 6.63%
Capital Group Central Cash Fund 4.65% [5]	$575,264	$2,473,906	$2,314,968	$141	$(97)	$734,246	$16,007

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $898,985,000, which represented
8.12% of the net assets of the fund.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,204,000, which represented .24% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Rate represents the seven-day yield at 11/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	14

Financial statements
Statement of assets and liabilities at November 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,518,050)	$10,341,587
Affiliated issuers (cost: $734,226)	734,246	$11,075,833
Cash		291
Receivables for:
Sales of investments	7,595
Dividends and interest	107,999
Variation margin on futures contracts	7,289	122,883
		11,199,007
Liabilities:
Payables for:
Purchases of investments	120,118
Trustees’ deferred compensation	73
Variation margin on futures contracts	7,170
Variation margin on centrally cleared swap contracts	182
Other	6	127,549
Net assets at November 30, 2024		$11,071,458
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,317,387
Total distributable earnings (accumulated loss)		(2,245,929)
Net assets at November 30, 2024		$11,071,458

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,305,240 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$11,071,458	1,305,240	$8.48

Refer to the notes to financial statements.

15	Capital Group Central Corporate Bond Fund

Financial statements (continued)
Statement of operations for the six months ended November 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$241,133
Dividends (includes $16,007 from affiliates)	16,008	$257,141
Fees and expenses*:
Reports to shareholders	2
Registration statement and prospectus	— †
Trustees’ compensation	30
Auditing and legal	74
Custodian	37
Other	2	145
Net investment income		256,996
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(76,057)
Affiliated issuers	141
Futures contracts	7,565
Swap contracts	(2,039)	(70,390)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	389,318
Affiliated issuers	(97)
Futures contracts	(2,566)
Swap contracts	(383)	386,272
Net realized gain (loss) and unrealized appreciation (depreciation)		315,882
Net increase (decrease) in net assets resulting from operations		$572,878
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Statements of changes in net assets

(dollars in thousands)
	Six months ended November 30,	Year ended May 31,
	2024*	2024

Operations:
Net investment income	$256,996	$493,278
Net realized gain (loss)	(70,390)	(600,797)
Net unrealized appreciation (depreciation)	386,272	493,089
Net increase (decrease) in net assets resulting from operations	572,878	385,570
Distributions paid or accrued to shareholders	(253,711)	(478,409)
Net capital share transactions	(296,728)	(371,935)
Total increase (decrease) in net assets	22,439	(464,774)
Net assets:
Beginning of period	11,049,019	11,513,793
End of period	$11,071,458	$11,049,019
*
Unaudited.
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	16

Notes to financial statementsunaudited
1. Organization

Capital Group Central Fund Series II (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund ("the fund"). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

17	Capital Group Central Corporate Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Central Corporate Bond Fund	18

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,117,274	$—	$9,117,274
U.S. Treasury bonds & notes	—	1,099,665	—	1,099,665
Asset-backed obligations	—	103,639	—	103,639
Bonds & notes of governments & government agencies outside the U.S.	—	15,854	—	15,854
Municipals	—	5,155	—	5,155
Short-term securities	734,246	—	—	734,246
Total	$734,246	$10,341,587	$—	$11,075,833

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26,303	$—	$—	$26,303
Liabilities:
Unrealized depreciation on futures contracts	(28,771)	—	—	(28,771)
Unrealized depreciation on centrally cleared credit default swaps	—	(446)	—	(446)
Total	$(2,468)	$(446)	$—	$(2,914)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

19	Capital Group Central Corporate Bond Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Capital Group Central Corporate Bond Fund	20

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

21	Capital Group Central Corporate Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,746,278,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $367,216,000.

Capital Group Central Corporate Bond Fund	22

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$26,303	Unrealized depreciation*	$28,771
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	446
			$26,303		$29,217

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$7,565	Net unrealized appreciation (depreciation) on futures contracts	$(2,566)
Swap	Credit	Net realized gain (loss) on swap contracts	(2,039)	Net unrealized appreciation (depreciation) on swap contracts	(383)
			$5,526		$(2,949)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

23	Capital Group Central Corporate Bond Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,420
Capital loss carryforward*	(1,986,090)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of November 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$152,637
Gross unrealized depreciation on investments	(343,721)
Net unrealized appreciation (depreciation) on investments	(191,084)
Cost of investments	11,271,502
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended November 30,	Year ended May 31,
Share class	2024	2024
Class M	$253,711	$478,409
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000 in the fund’s statement of operations reflects $24,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Capital Group Central Corporate Bond Fund	24

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
Class M	$187,715	22,351	$253,754	29,975	$(738,197)	(88,354)	$(296,728)	(36,028)

Year ended May 31, 2024
Class M	$1,688,628	205,902	$478,359	58,295	$(2,538,922)	(311,107)	$(371,935)	(46,910)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,062,805,000 and $4,847,572,000, respectively, during the six months ended November 30, 2024.

25	Capital Group Central Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

Class M:
11/30/2024[3,4]	$8.24	$.20	$.23	$.43	$(.19 )	$—	$(.19 )	$8.48	5.28%[5]	$11,071	— %[6,7]	4.61%[7]
5/31/2024	8.29	.36	(.06 )	.30	(.35 )	—	(.35 )	8.24	3.74	11,049	— [6]	4.42
5/31/2023	8.69	.29	(.40 )	(.11 )	(.29 )	—	(.29 )	8.29	(1.23)	11,514	— [6]	3.54
5/31/2022	10.00	.25	(1.23)	(.98 )	(.24 )	(.09 )	(.33 )	8.69	(10.08)	14,294	— [6]	2.57
5/31/2021[3,8]	10.00	— [9]	—	— [9]	—	—	—	10.00	.00	— [10]	—	— [5,6]

	Six months ended November 30, 2024[3,4,5]	Year ended May 31,
		2024	2023	2022	2021[3,8]
Portfolio turnover rate for all share classes[11]	88%	151%	132%	94%	— %[12]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	Class M shares began investment operations on April 23, 2021.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	There was no turnover.
Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	26

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

27	Capital Group Central Corporate Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 31, 2025